Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 22, 2013	May 27, 2013	Dec. 31, 2013	Dec. 31, 2013 West Crest Limited [Member]	Jan. 16, 2014 2011 Plan [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Subsequent Event [Member]	Dec. 31, 2013 2011 Plan [Member] Vesting Period From January 1, 2015 To January 1, 2018 [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member]	Jan. 16, 2014 2011 Plan [Member] Vesting Period From January 1, 2015 To January 1, 2018 [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Subsequent Event [Member]	Dec. 31, 2013 2011 Plan [Member] Vesting Period From January 16, 2014 To January 16, 2017 [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member]	Jan. 16, 2014 2011 Plan [Member] Vesting Period From January 16, 2014 To January 16, 2017 [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Number of options, Granted	228,000	560,000			177,600		120,000		57,600
Options exercise price	$ 2.20	$ 2.20			$ 2.20
Contractual term					10 years
Award vesting period						January 1, 2015 to January 1, 2018, with 25% of the awards vesting on January 1, 2015 and the remainder of the awards vesting on an annual basis each January 1, thereafter		January 16, 2014 to January 16, 2017, with 25% of the awards vesting on January 16, 2014 and the remainder of the awards vesting on an annual basis each January 16, thereafter
Percentage of awards vesting					25.00%
Payment date of outstanding payable				Jan. 29, 2014
Company name change date			Mar. 31, 2014